TRADE ACCOUNTS RECEIVABLE - Non current trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Maturity schedule	5 years
Trade accounts receivable | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
B2B merchandise resale portion - 24 months	R$ 258,751	R$ 159,075
Vivo TECH product	415,653	348,086
Nominal amount receivable	703,931	566,974
Deferred financial income	(62,464)	(34,504)
Present value of accounts receivable	641,467	532,470
Estimated impairment losses	(170,585)	(152,572)
Present value of accounts receivable	470,882	379,898
Trade accounts receivable | OI group | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Portion of accounts receivable from the OI group - Bankruptcy process of companies	R$ 29,527	R$ 59,813